Accumulation Units (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Changes In The Number Of Accumulation Units Outstanding [Table Text Block]	Changes in the number of Accumulation Units outstanding were as follows (in millions):

	For The Years Ended
	2012	2011	2010
Outstanding:
Beginning of period	53.4	48.1	39.5
Credited for premiums	7.4	10.0	12.9
Liquidity units redeemed (See Note 3)	(3.6)	-	-
Annuity, other periodic payments, withdrawals and death benefits	(3.9)	(4.7)	(4.3)

End of period	53.3	53.4	48.1